UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2017

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Municipal Bond Fund, Inc.

SEMIANNUAL REPORT May 31, 2017

Dreyfus Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Strategic Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus Strategic Municipal Bond Fund achieved a total return of 6.69% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.249 per share, which reflects an annualized distribution rate of 5.89%.2

Municipal bonds fared well over the reporting period when long-term interest rates moderated and supply-and-demand dynamics became more balanced. In this environment, the fund benefited from its focus on higher-yielding, longer-term securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary inverse floater structures, has the effect of “leveraging” the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher-yielding bonds have matured or were redeemed by their issuers. We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

Volatility in the municipal bond market increased markedly in the weeks prior to the start of the reporting period when issuers came to market with a flood of new securities in anticipation of short-term interest-rate hikes from the Federal Reserve Board. In addition, the unexpected election of a new presidential administration sparked uncertainty regarding potential changes in tax policy.

These negative trends reversed in December, and municipal bonds rebounded from low valuations, recouping previous losses when the supply of newly issued securities moderated and demand increased as investors realized that tax reform will take time and political capital to enact.

Although growth in tax revenues has slowed, and several states are facing pressure from underfunded pension systems, credit conditions have remained stable for most municipal bond issuers.

DISCUSSION OF FUND PERFORMANCE (continued)

Long Duration Posture Supported Fund Results

A relatively long average duration and an emphasis on municipal bonds with longer maturities proved detrimental during the market selloff prior to the reporting period, but the same positioning helped the fund participate more fully in the benefits of declining longer-term bond yields over the first five months of 2017.

Our sector allocation and security selection strategies also produced relatively strong results. An emphasis on higher-yielding revenue-backed bonds and a correspondingly underweighted position in lower-yielding general obligation bonds enabled the fund to maintain a positive yield. The fund achieved particularly favorable contributions from revenue bonds backed by airports and states’ settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of exposure to distressed Puerto Rico securities. These positions more than offset relatively weak results from municipal bonds backed by revenues from health care facilities and essential municipal services, such as public power plants and water-and-sewer facilities.

The fund’s leveraging strategy proved effective in this market environment, helping to magnify its positive results.

Positioned for a Constructive Market Environment

The municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective, and tax-exempt investments should remain attractive to high earners even if the top tax rate is reduced somewhat. In addition, municipal bonds historically have proved less sensitive to rising short-term interest rates than U.S. Treasury securities with comparable maturities.

As of the end of the reporting period, we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds. We also have retained relatively light exposure to general obligation bonds, which typically offer lower yields. We have continued to set the fund’s average duration in a relatively long position.

June 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through November 30, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Long-Term Municipal Investments - 144.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.6%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.50	6/1/30	1,800,000		1,955,592
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	6.00	6/1/50	2,750,000		3,048,238
Jefferson County, Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,156,859
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,003,190
Jefferson County, Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	[a]	4,844,880
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	5,000,000		6,248,850
				19,257,609
Alaska - 2.0%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	8,465,000		8,238,815
Arizona - 6.3%
Arizona Industrial Development Authority, Education Revenue (BASIS Schools Projects)	5.25	7/1/47	1,500,000	[b]	1,559,100
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,040,660
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/45	1,000,000	[b]	1,021,010
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,144,630
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Projects)	5.00	7/1/45	1,300,000	[b]	1,324,180
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	4,550,000		5,550,044
Tender Option Bond Trust Receipts (Series 2016-XM0447), (Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue) Recourse	5.00	1/1/38	13,198,367	[b,c]	13,521,833
				26,161,457
California - 17.1%
California, GO (Various Purpose)	5.75	4/1/31	7,800,000		8,483,982
California, GO (Various Purpose)	6.00	3/1/33	2,250,000		2,538,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 17.1% (continued)
California, GO (Various Purpose)	6.50	4/1/33	5,000,000		5,511,100
California, GO (Various Purpose)	6.00	11/1/35	5,000,000		5,601,100
California Statewide Communities Development Authority, Revenue (Front Porch Communities and Services Project)	5.13	4/1/37	4,975,000	[b]	4,983,955
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	305,000		305,000
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	4,695,000		4,729,743
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	4,000,000		4,206,680
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,765,575
Santa Margarita/Dana Point Authority, Revenue (Santa Margarita Water District Improvement Districts Numbers 2,3 and 4) (Prerefunded)	5.13	8/1/18	5,000,000	[d]	5,256,050
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,656,950
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	6,750,900
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, General Revenue) Non-recourse	5.00	5/15/21	6,250,000	[b,c]	7,252,062
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,824,659
Tobacco Securitization Authority, North Tobacco Settlement Revenue (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/45	3,185,000	[e]	340,190
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project) (Prerefunded)	5.88	1/1/19	2,000,000	[d]	2,157,700
				71,364,299

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 2.3%
Belleview Station Metropolitan District Number 2, GO	5.13	12/1/46	2,375,000		2,445,371
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	1,500,000		1,561,320
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/20	4,950,000	[b,c]	5,578,848
				9,585,539
District of Columbia - 5.3%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	35,000,000	[e]	5,111,400
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	14,828,227	[b,c]	17,006,457
				22,117,857
Florida - 5.4%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,704,672
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[d]	6,256,600
Palm Beach County Health Facilities Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[d]	7,823,566
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	6.00	8/1/20	3,500,000	[d]	4,029,655
South Lake County Hospital District, Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,692,125
				22,506,618
Georgia - 3.5%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	275,000		302,104
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	11/1/19	725,000	[d]	799,603
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	4,865,000	[d]	5,452,595
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,167,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 3.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges and Universities Authority, Revenue (Emory University)) Recourse	5.00	10/1/43	6,000,000	[b,c]	6,907,500
				14,629,252
Hawaii - 1.2%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawai'i Pacific Health Obligated Group)	5.63	7/1/30	2,500,000		2,757,000
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/39	2,000,000		2,165,400
				4,922,400
Illinois - 8.2%
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	3,000,000		3,378,630
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,135,420
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	2,330,000		2,541,494
Illinois Finance Authority, Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,040,170
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,067,100
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	2,500,000		2,634,225
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	3,550,000		3,562,496
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	2,500,000		2,513,850
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	3,600,000		4,126,284
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue (The University of Chicago)) Non-recourse	5.00	10/1/40	9,000,000	[b,c]	10,275,390
				34,275,059
Iowa - 1.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,310,320
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000	[a]	2,000,140
				7,310,460

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Kentucky - .7%
Christian County, HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		2,963,884
Louisiana - 1.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,075,360
New Orleans, Water Revenue	5.00	12/1/40	1,000,000		1,137,020
				5,212,380
Maine - .5%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	2,000,000		2,289,160
Maryland - 2.0%
Maryland Health and Higher Educational Facilities Authority, Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,718,293
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/21	4,000,000	[b,c]	4,525,640
				8,243,933
Massachusetts - 9.7%
Massachusetts Development Finance Agency, Revenue (Tufts Medical Center Issue)	7.25	1/1/32	2,500,000		2,938,350
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	1,730,000		1,897,170
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue) (Prerefunded)	6.25	7/1/19	3,270,000	[d]	3,625,907
Massachusetts Housing Finance Agency, Housing Revenue	7.00	12/1/38	4,575,000		4,789,933
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue (Harvard University Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,517,600
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, Consolidated Loan) Non-recourse	5.00	4/1/19	6,400,000	[b,c]	7,338,240
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Project and Refunding Revenue) Non-recourse	5.00	5/1/21	7,406,665	[b,c]	8,410,312
				40,517,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 4.4%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	3,780,000		4,092,606
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/36	3,290,000		3,543,659
Great Lakes Water Authority, Sewage Disposal System Second Lien Revenue	5.00	7/1/36	2,000,000		2,248,220
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,113,250
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	2,180,000		2,140,455
Royal Oak Hospital Finance Authority, HR (William Beaumont Hospital Obligated Group) (Prerefunded)	8.00	9/1/18	5,000,000	[d]	5,439,500
				18,577,690
Missouri - 1.8%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	2,200,000		2,366,342
Saint Louis Land Clearance Redevelopment Authority, Annual Appropriation Redevelopment Revenue (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/46	5,000,000		5,216,450
				7,582,792
New Jersey - 4.2%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,006,730
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.50	12/15/29	1,690,000		1,770,613
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	4,250,000		4,457,102
New Jersey Economic Development Authority, School Facilities Construction Revenue (Prerefunded)	5.50	6/15/19	3,310,000	[d]	3,617,929
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,253,110
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	905,000		910,493

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 4.2% (continued)
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,600,000		1,604,080
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	1,000,000		999,580
				17,619,637
New Mexico - 1.3%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,514,500
New York - 15.5%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.25	4/1/19	3,000,000	[d]	3,290,280
Metropolitan Transportation Authority, Transportation Revenue	6.25	11/15/23	1,715,000		1,849,816
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[d]	7,170,628
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	6.25	11/15/18	60,000	[d]	64,697
New York City Educational Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,308,107
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	5,600,000	[e]	1,719,368
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	5,500,000	[b]	5,913,820
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		539,160
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	3,000,000		3,280,080
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,010,520
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,323,006
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,707,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) Recourse	5.00	6/15/44	12,600,000	[b,c]	14,129,766
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,738,050
Tender Option Bond Trust Receipts (Series 2016-XM0439), (New York City Transitional Finance Authority, Future Tax Secured Revenue) Recourse	5.00	5/1/30	4,488,203	[b,c]	4,837,637
				64,882,035
North Carolina - 2.7%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Health Care Facilities Revenue (Duke University Health System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	11,174,500
Ohio - 7.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	2,000,000		1,982,100
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	13,000,000	[e]	944,190
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	11,285,000		11,314,228
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,040,000		2,269,622
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	960,000	[d]	1,099,162
Centerville, Health Care Revenue (Graceworks Lutheran Services)	5.25	11/1/47	1,500,000		1,581,180
Cuyahoga County Hospital, Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,047,690
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	4,200,000		4,367,286
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	2,516,287

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 7.3% (continued)
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	2,000,000		2,212,360
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	5.00	12/1/43	1,000,000		1,027,050
				30,361,155
Oregon - .4%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,500,000		1,601,745
Pennsylvania - 2.3%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,020,680
Philadelphia, GO (Prerefunded)	6.50	8/1/20	4,700,000	[d]	5,498,624
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,266,970
				9,786,274
Rhode Island - 1.3%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligated Group Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,585,000
South Carolina - 2.7%
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	6/1/37	10,200,000	[b,c]	11,140,644
Tennessee - 2.3%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	2,050,000	[d]	2,263,959
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	450,000	[d]	496,967
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	3,000,000	[d]	3,313,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 2.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,426,210
				9,500,246
Texas - 16.9%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,500,000		1,696,635
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	2,500,000		2,680,350
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,547,425
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	7,290,000	[d]	7,981,384
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[e]	1,556,250
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.)	6.00	11/15/36	230,000		252,285
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[d]	5,238,080
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/28	1,000,000		1,111,750
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	500,000		537,650
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,575,000		1,618,486
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	2,500,000	[d]	2,571,850
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.50	11/15/45	3,000,000		3,159,390

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 16.9% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/21	12,450,000	[b,c]	14,140,959
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Financing System Revenue) Recourse	5.00	5/15/39	13,160,000	[b,c]	14,480,869
Tender Option Bond Trust Receipts (Series 2017-XF2422), (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	10,869,199
Texas Department of Housing and Community Affairs, Home Mortgage Revenue (Collateralized: FHLMC, FNMA and GNMA)	12.42	7/2/24	100,000	[f]	105,154
				70,547,716
Virginia - 3.1%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		714,280
Henrico County Industrial Development Authority, Revenue (Bon Secours Health System, Inc.) (Insured; Assured Guaranty Municipal Corp.)	9.76	8/23/27	6,050,000	[f]	7,892,467
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	1,000,000	[b]	1,043,500
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,246,330
				12,896,577
Washington - 3.5%
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Sewer Revenue) Recourse	5.00	1/1/29	8,577,246	[b,c]	9,682,522
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	2,975,000	[d]	3,154,869
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,736,295
				14,573,686
West Virginia - 1.4%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000		5,701,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 144.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - .6%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	1,500,000	1,694,790
Public Finance Authority of Wisconsin, Senior Living Revenue (Mary's Woods At Marylhurst Project)	5.25	5/15/42	750,000	[b] 805,935
				2,500,725
U.S. Related - .6%
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000	2,610,375
Total Investments (cost $549,037,487)			144.1%	601,752,943
Liabilities, Less Cash and Receivables			(21.8%)	(91,058,930)
Preferred Stock, at redemption value			(22.3%)	(93,000,000)
Net Assets Applicable to Common Shareholders			100.0%	417,694,013

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $247,972,111, or 59.37% of net assets applicable to Common Shareholders.

c Collateral for floating rate borrowings.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at May 31, 2017.

Portfolio Summary (Unaudited) †	Value (%)
Education	24.3
Prerefunded	20.3
Health Care	19.0
Special Tax	16.6
Utility-Water and Sewer	14.0
Utility-Electric	13.5
Transportation Services	8.1
Asset-Backed	5.7
State/Territory	5.3
Industrial	4.4
Pollution Control	2.9
City	2.6
Resource Recovery	1.9
Housing	1.5
County	.4
Other	3.6
144.1

† Based on net assets applicable to Common Shareholders.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	549,037,487	601,752,943
Cash		853,535
Interest receivable		9,059,690
Prepaid expenses		34,179
		611,700,347
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		283,225
Payable for floating rate notes issued—Note 3		100,118,507
Interest and expense payable related to floating rate notes issued—Note 3		410,159
Commissions payable—Note 1		24,839
Dividends payable to Preferred Shareholders		12,349
Accrued expenses		157,255
		101,006,334
Auction Preferred Stock, Series A, B and C, par value $.001 per share (3,720 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		93,000,000
Net Assets Applicable to Common Shareholders ($)		417,694,013
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,243,505 shares issued and outstanding)		49,244
Paid-in capital		413,457,421
Accumulated undistributed investment income—net		1,486,631
Accumulated net realized gain (loss) on investments		(50,014,739)
Accumulated net unrealized appreciation (depreciation) on investments		52,715,456
Net Assets Applicable to Common Shareholders ($)		417,694,013
Shares Outstanding
(110 million shares authorized)		49,243,505
Net Asset Value Per Share of Common Stock ($)		8.48

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	14,614,652
Expenses:
Investment advisory fee—Note 2(a)	1,252,063
Interest and expense related to floating rate notes issued—Note 3	663,536
Administration fee—Note 2(a)	626,032
Commission fees—Note 1	86,606
Professional fees	65,614
Shareholders’ reports	38,684
Directors’ fees and expenses—Note 2(c)	35,819
Registration fees	31,989
Shareholder servicing costs	4,059
Custodian fees—Note 2(b)	838
Miscellaneous	30,633
Total Expenses	2,835,873
Less—reduction in expenses due to undertaking—Note 2(a)	(250,413)
Net Expenses	2,585,460
Investment Income—Net	12,029,192
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	547,623
Net unrealized appreciation (depreciation) on investments	14,764,069
Net Realized and Unrealized Gain (Loss) on Investments	15,311,692
Dividends to Preferred Shareholders	(567,834)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	26,773,050

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended May 31, 2017 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	14,717,594
Operating expenses paid	(1,937,454)
Dividends paid to Preferred Shareholders	(564,336)
Purchases of portfolio securities	(37,813,326)
Proceeds from sales of portfolio securities	31,097,232
Net Cash Provided by Operating Activities		5,499,710
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(11,609,656)
Interest and expense related to floating rate notes issued paid	(602,764)
Net Cash Used in Financing Activities		(12,212,420)
Decrease in cash		(6,712,710)
Cash at beginning of period		7,566,245
Cash at end of period		853,535
Reconciliation of Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations		26,773,050
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to net cash provided by operating activities ($):
Increase in investments in securities, at cost		(13,994,498)
Increase in interest receivable		(176,790)
Increase in prepaid expenses		(17,656)
Decrease in commissions payable and accrued expenses		(5,417)
Increase in Due to The Dreyfus Corporation and affiliates		7,543
Increase in dividends payable to Preferred Shareholders		3,498
Increase in payable for floating rate notes issued		6,750,000
Interest and expense related to floating rate notes issued		663,536
Net unrealized appreciation on investments		(14,764,069)
Net amortization of premiums on investments		260,513
Net Cash Provided by Operating Activities		5,499,710

Supplemental disclosure of cash flow information ($):
Reinvestment of dividends		639,195

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	12,029,192	24,408,267
Net realized gain (loss) on investments	547,623	3,135,658
Net unrealized appreciation (depreciation) on investments	14,764,069	(22,112,828)
Dividends to Preferred Shareholders	(567,834)	(626,875)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	26,773,050	4,804,222
Dividends to Common Shareholders from ($):
Investment income—net	(12,248,851)	(24,458,867)
Capital Stock Transactions ($):
Distributions reinvested	639,195	752,977
Increase (Decrease) in Net Assets from Capital Stock Transactions	639,195	752,977
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	15,163,394	(18,901,668)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	402,530,619	421,432,287
End of Period	417,694,013	402,530,619
Undistributed investment income—net	1,486,631	2,274,124
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	76,528	84,611

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended May 31, 2017		Year Ended November 30,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	8.19	8.59	8.57	7.94	9.30	8.10
Investment Operations:
Investment income—net[a]	.24	.50	.52	.52	.53	.55
Net realized and unrealized gain (loss) on investments	.31	(.39)	(.00)[b]	.68	(1.31)	1.23
Dividends to Preferred Shareholders from investment income—net	(.01)	(.01)	(.00)[b]	(.00)[b]	(.01)	(.01)
Total from Investment Operations	.54	.10	.52	1.20	(.79)	1.77
Distributions to Common Shareholders:
Dividends from investment income—net	(.25)	(.50)	(.50)	(.57)	(.57)	(.57)
Net asset value, end of period	8.48	8.19	8.59	8.57	7.94	9.30
Market value, end of period	8.46	8.07	7.95	7.88	7.31	9.79
Total Return (%)[c]	8.02[d]	7.55	7.41	15.77	(20.01)	24.46

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended May 31, 2017		Year Ended November 30,
(Unaudited)		2016	2015	2014	2013	2012
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.39[f]	1.24	1.19	1.21	1.24	1.23
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.27[f]	1.12	1.07	1.09	1.11	1.07
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.33[f]	.21	.15	.16	.11	.10
Ratio of net investment income to average net assets applicable to Common Stock[e]	5.90[f]	5.67	6.10	6.25	6.21	6.22
Ratio of total expenses to total average net assets	1.13[f]	1.02	.98	.99	.94	.93
Ratio of net expenses to total average net assets	1.03[f]	.92	.88	.89	.84	.81
Ratio of interest and expense related to floating rate notes issued to total average net assets	.26[f]	.17	.13	.13	.08	.07
Ratio of net investment income to total average net assets	4.80[f]	4.66	4.99	5.07	4.70	4.69
Portfolio Turnover Rate	6.30[d]	12.90	15.27	7.29	20.27	15.99
Asset Coverage of Preferred Stock, end of period	549	533	553	552	428	427
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	417,694	402,531	421,432	420,435	389,692	455,706
Preferred Stock Outstanding, end of period ($ x 1,000)	93,000	93,000	93,000	93,000	118,800	139,500
Floating Rate Notes Outstanding, end of period ($ x 1,000)	100,119	93,369	98,469	103,469	103,469	57,129

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d  Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,240 shares each of Series A, Series B and Series C Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and Hans C. Mautner as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	601,752,943	-	601,752,943
Liabilities ($)
Floating Rate Notes††	-	(100,118,507)	-	(100,118,507)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On May 30, 2017, the Board declared a cash dividend of $.0415 per share from investment income-net, payable on June 30, 2017 to Common Shareholders of record as of the close of business on June 14, 2017.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2017, for each Series of APS were as follows: Series A-1.311%, Series B-1.328% and Series C-1.311%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended May 31, 2017 for each Series of APS were as follows: Series A-1.228%, Series B-1.227% and Series C-1.219%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $51,158,155 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. If not applied, $20,261,695 of the carryover expires in fiscal year 2017, $5,075,623 expires in fiscal year 2018 and $21,871,958 expires in fiscal year 2019. The fund has $1,169,276 of post-enactment short-term capital losses and $2,779,603 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: tax-exempt income $24,990,329 and ordinary income $95,413. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The fund also has an administration agreement with Dreyfus and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of Dreyfus. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS. All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has currently undertaken, from December 1, 2016 through November 30, 2017, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $250,413 during the period ended May 31, 2017.

(b) The fund compensates the Custodian under a custody agreement for providing custodial services for the fund. These fees are determined based on transaction activity. During the period ended May 31, 2017, the fund was charged $838 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $3,475 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $215,217, Administration fees $107,608, Custodian fees $547 and Chief Compliance Officer fees $2,896, which are offset against an expense reimbursement currently in effect in the amount of $43,043.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2017, amounted to $37,813,326 and $31,097,232, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2017 was approximately $97,868,500, with a related weighted average annualized interest rate of 1.36%.

At May 31, 2017, accumulated net unrealized appreciation on investments was $52,715,456, consisting of $53,099,283 gross unrealized appreciation and $383,827 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Gordon J. Davis†	Robert Salviolo
Joni Evans	Robert Svagna
Ehud Houminer	Chief Compliance Officer
Hans C. Mautner††	Joseph W. Connolly
Robin A. Melvin ††	Portfolio Managers
Burton N. Wallack	Daniel A. Rabasco
Benaree Pratt Wiley	Jeffrey B. Burger
† Interested Board Member
†† Elected by APS Holders
Officers	Investment Adviser and Administrator
President	The Dreyfus Corporation
Bradley J. Skapyak	Custodian
Chief Legal Officer	The Bank of New York Mellon
Bennett A. MacDougall	Counsel
Vice President and Secretary	Proskauer Rose LLP
Janette E. Farragher	Transfer Agent,
Vice President and Secretaries	Dividend -Paying Agent
James Bitetto	Disbursing Agent and Registrar
Joseph M. Chioffi	Computershare Inc.
Maureen E. Kane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Natalya Zelensky	Auction Agent
Treasurer	Deutsche Bank Trust Company America
James Windels	(Auction Preferred Stock)
Assistant Treasurers	Stock Exchange Listing
Richard Cassaro	NYSE Symbol: DSM
Gavin C. Reilly	Initial SEC Effective Date
Robert S. Robol	11/22/89

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Investment Adviser and Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DSM

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0852SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                   None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2017

By: /s/ James Windels
James Windels Treasurer
Date:	July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)